OTHER INTANGIBLES - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, estimated useful life	20 years
Finite lived intangible asset, remaining amorization period		14 years
Estimated amortization expenense for each of the next five years	$ 9,965
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, remaining amorization period	13 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset, remaining amorization period	20 years